UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03287

                           New Alternatives Fund, Inc.
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               (Exact name of registrant as specified in charter)

                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
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               (Address of principal executive offices) (Zip code)

                         David J. Schoenwald, President
                           New Alternatives Fund, Inc.
                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 631-423-7373
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2006 - June 30, 2007
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007

Name of Security: Medis Technologies Ltd.

Ticker:    MDTL                  Cusip or Sedol Number: 58500P107
                                 Meeting Type:          Annual
Rec. Date: 06/02/06              Meeting Date:          07/18/06


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Director Nominees Election                       For         Did not vote
2. To approve amendment to Certificate of
   Incorporation to increase number of authorized
   shares of common stock from 38,000,000 to
   41,500,000                                       For         Did not vote
3. To consider and vote upon proposal to amend
   1999 Stock Option Plan to increase number of
   shares of common stock available for grant
   thereunder from 4,200,000 to 5,000,000           For         Did not vote
4. To transact such other business as may
   properly come before the annual meeting          ---         Did not vote

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Name of Security: United Natural Foods, Inc.

Ticker:    UNFI                  Cusip or Sedol Number: 911163103
                                 Meeting Type:          Annual
Rec. Date: 10/13/06              Meeting Date:          12/07/06


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Director Nominees Election                       For         For All Nominees
2. To ratify selection of KPMG LLP as
   independent registered public accounting firm
   for fiscal year 2007                             For         For

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Name of Security: Ocean Power Technologies Inc.

Ticker:    OPTT                  Cusip or Sedol Number: B05H0N8
                                 Meeting Type:          Annual
Rec. Date: 12/07/06              Meeting Date:          01/12/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1.1 Elect Sir Eric A. Ash to Board of Directors     ---         Did not Vote
1.2 Elect Thomas J. Meaney to Board of Directors    ---         Did not Vote
1.3 Elect Seymour S. Preston III to Board of
    Directors                                       ---         Did not vote
1.4 Elect Dr. George W. Taylor to Board of
    Directors                                       ---         Did not vote
1.5 Elect Charles F. Dunleavy to Board of
    Directors                                       ---         Did not vote
2.  Approve change in Company's state of
    incorporation for New Jersey to Delaware        ---         Did not vote
3.  Approval the Company's 2006 Stock Incentive
    Plan                                            ---         Did not Vote

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

Name of Security: Companhia de Saneamento Basico

Ticker:    SBS                   Cusip or Sedol Number: 20441A102
                                 Meeting Type:          Special
Rec. Date: 12/22/06              Meeting Date:          01/16/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. To elect members to Board of Directors           For         For
2. To elect members of fiscal council, members
   and alternates                                   For         For
3. To establish compensation of management
   and fiscal council members                       For         For

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Name of Security: Johnson Controls, Inc.

Ticker:    JCI                   Cusip or Sedol Number: 478366107
                                 Meeting Type:          Annual
Rec. Date: 11/16/06              Meeting Date:          01/24/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Director Nominees Election                       For         For All Nominees
2. Ratify PriceWaterhouseCoopers as independent
   auditors for 2007                                For         For
3. Approval of Johnson Controls 2007 stock option
   plan                                             For         Against

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Name of Security: Commercial Metals Company

Ticker:    CMC                   Cusip or Sedol Number: 201723103
                                 Meeting Type:          Annual
Rec. Date: 11/27/06              Meeting Date:          01/25/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Director Nominees Election                       For         For All Nominees
2. Amend and restate company's 1999 non-employee
   director stock plan                              For         Abstain
3. To approve the company's 2006 cash incentive
   plan                                             For         Against
4. To approve company's 2006 long-term equity
   incentive plan                                   For         Against
5. Ratification of appointment of Deloitte &
   Touche LLP as independent auditors for fiscal
   year ending August 31, 2007                      For         For
   Shareholder Proposals:
6. Shareholder proposal requesting addition of
   sexual orientation to company's written
   non-discrimination policy                        Against     For

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

Name of Security: FuelCell Energy, Inc.

Ticker:    FCEL                  Cusip or Sedol Number: 35952H106
                                 Meeting Type:          Annual
Rec. Date: 02/02/07              Meeting Date:          03/27/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Director Nominees Election                       For         For All Nominees
2. Ratification of selection of KPMG LLP as
   independent registered public accounting firm    For         For

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Name of Security: South Jersey Industries, Inc.

Ticker:    SJI                   Cusip or Sedol Number: 838518108
                                 Meeting Type:          Annual
Rec. Date: 02/23/07              Meeting Date:          04/20/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Director Nominees Election                       For         For All Nominees
2. To ratify appointment of Deloitte & Touche LLP
   as independent registered public accounting
   firm for 2007                                    For         For

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

Name of Security: Praxair, Inc.

Ticker:    PX                    Cusip or Sedol Number: 74005P104
                                 Meeting Type:          Annual
Rec. Date: 03/01/07              Meeting Date:          04/24/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Director Nominees Election                       For         For All Nominees

   Shareholder Proposals:
2. Shareholder proposal regarding director
   election process                                 Against     For
3. Shareholder proposal regarding stockholder
   rights plan vote                                 Against     For

Proxy Item Proposals:
4. Proposal to ratify the appointment of the
   independent auditor                              For         For

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Name of Security: Canadian Hydro Developers Inc.

Ticker:    KHD.TO                Cusip or Sedol Number: 2175229
                                 Meeting Type:          Annual & Special
Rec. Date: 03/07/07              Meeting Date:          04/26/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Elect the Directors, as specified                None        For All Nominees
2. Appoint Deloitte & Touche, LLP as Auditors of
   the Corporation for ensuing year and authorize
   Directors to fix their renumeration              None        For
3. Amend the stock option plan of the Corporation   None        Against
4. Approve all unallocated options under the
   Corporation's stock option plan for the
   ensuing 3 years                                  None        Against

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

Name of Security: Vestas Wind Systems A/S, RA

Ticker:    VWS.CO                Cusip or Sedol Number: 5964651
                                 Meeting Type:          Annual
Rec. Date: 03/27/07              Meeting Date:          04/26/07

Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1.  Receive report from Board of Directors
    on company's activities during past year        None        For
2.  Receive and adopt the annual report             None        For
3.  Approve to apply annual profit of DKK 707m
    as follows: transfer to reserve net
    revaluation according to equity method DKK
    714 and retained earnings DKK (7) m             None        For
4.  Grant discharge to Board of Directors and the
    executive management from liability             None        Against
5.1 Elect Bent Erik Carisen as member of Board
    of Directors                                    None        Abstain
5.2 Elect Torsten Erik Rasmussen as member of
    Board of Directors                              None        Abstain
5.3 Elect Arne Pedersen as member of Board of
    Directors                                       None        Abstain
5.4 Elect Freddy Frandsen as member of Board of
    Directors                                       None        Abstain
5.5 Elect  Jorgen Huno Rasmussen as member to
    Board of Directors                              None        Abstain
5.6 Elect Jorn Ankaer Thomsen as member to Board
    of Directors                                    None        Abstain
5.7 Elect Kurt Anker Nielsen as member to Board
    of Directors                                    None        Abstain
6.  Re-elect Pricewaterhouse Coppers,
    Statsautoriseret Revisionsinteressentskab and
    KPMG C. Jespersen, Statsautoriseret
    Revisioninteressentskab as the auditors of
    the company                                     None        For
7.1 Amend Article 5(2) of Articles of Association
    so that agenda for OGM will not include an
    item regarding decision to discharge the
    Board of Directors and Executive Management
    from liability                                  None        Against
7.2 Amend Article 8(2) and Article 9(1) of
    Articles of Association for changing term
    'Executive Manager' to Member of the
    Executive Management                            None        Against
7.3 Amend the Article 10(1) of Articles of
    Association so that the term 'Executive
    Manager' to the Member of the Executive
    Management and that 2 members of the
    Executive Management jointly can bind the
    company                                         None        Abstain
7.4 Amend the Article 11(1) of Articles of
    Association so that the company's annual
    report shall be audited by 1 or 2 audit firms   None        Abstain
7.5 Authorize Board of Directors to acquire
    treasury shares of up to a total nominal
    value of 10% of the value of company's share
    capital at the time in question, Cf. Article
    48 of the Danish Companies in the period
    until next AGM; the payment for the shares
    must not deviate more than 10% from the
    purchase price quoted at the Copenhagen Stock
    Exchange at the time of acquisition             None        For

    Transact any other business                     None        None

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

Name of Security: Badger Meter, Inc.

Ticker:    BMI                   Cusip or Sedol Number: 056525108
                                 Meeting Type:          Annual
Rec. Date: 02/28/07              Meeting Date:          04/27/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Director Nominees Election                       For         For All Nominees
2. Approval of Badger Meter 2007 director
   stock grant plan                                 For         Against

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Name of Security: Companhia de Saneamento Basico

Ticker:    SBS                   Cusip or Sedol Number: 20441A102
                                 Meeting Type:          Special
Rec. Date: 04/10/07              Meeting Date:          04/30/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
A1. Analysis of management's accounts and
    financial statements, supported by reports of
    fiscal council and external auditors            For         For
A2. Allocation of income of period and transfer
    of balance of retained earnings to
    investments reserve account                     For         For
A3. Election of Board of Directors and
    fiscal council sitting and alternate members    For         For
A4. Definition of compensation of Board of
    Directors, audit  committee, fiscal council
    and executive office members                    For         For
E1  Analysis of Board of Directors' reverse stock
    split proposal at ration of 125:1, i.e. each
    125 common shares will correspond to 1 common
    share after reverse split                       For         Abstain
E2  Amendment to company's bylaws:article 2,
    pursuant to federal law 11,445/07, article 5,
    resulting from aforementioned resolution and
    Article 28, company's organizational adequacy   For         Abstain

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

Name of Security: Brookfield Asset Management Inc.

Ticker:    BAM                   Cusip or Sedol Number: 112585104
                                 Meeting Type:          Annual & Special
Rec. Date: 03/21/07              Meeting Date:          05/02/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Director Nominees Election                       For         For All Nominees
2. The plan amendment resolution                    For         For
3. The 2007 plan resolution                         For         For
4. The appointment of auditors and authorizing
   Directors to fix renumeration to be paid to
   the auditors                                     For         For

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Name of Security: Ormat Technologies, Inc.

Ticker:    ORA                   Cusip or Sedol Number: 686688102
                                 Meeting Type:          Annual
Rec. Date: 04/02/07              Meeting Date:          05/08/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Director Nominees Election                       For         For All Nominees
2. To ratify selection of Pricewaterhousecoopers
   LLP as independent auditors of the company for
   fiscal year ending December 31, 2007             For         For
3. To approve amendment to company's 2004
   incentive compensation plan to increase number
   of shares of common stock authorized for
   issuance pursuant to the plan by 2,500,000       For         Against

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Name of Security: WFI Industries Ltd.


Ticker:    WFI.TO                Cusip or Sedol Number: 2933881
                                 Meeting Type:          Mix
Rec. Date: 03/30/07              Meeting Date:          05/09/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1.1 Elect Timothy E. Shields as a Director          None        For
1.2 Elect J. David Day as a Director                None        For
1.3 Elect Thomas C. Dawson as a Director            None        For
1.4 Elect Charles R. Diltz as a Director            None        For
1.5 Elect Geoffery Pottow as a Director             None        For
1.6 Elect James R. Shields as a Director            None        For
1.7 Elect Bruce Ritchey as a Director               None        For
2.  Appoint Grant Thorton LLP as auditors of
    Company and authorize Directors to fix the
    auditors's renumeration                         None        For

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

Name of Security: SunOpta Inc.

Ticker:    STKL                  Cusip or Sedol Number: 8676EP108
                                 Meeting Type:          Annual & Special Meeting
Rec. Date: 03/27/07              Meeting Date:          05/14/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Director Nominees Election                       For         For all Nominees
2. Appointment of PriceWaterhouseCoopers LLP
   as auditors for 2007 and to authorize
   Directors to fix their renumeration              For         For
3. Approving amendment to company's 2002 stock
   option plan                                      For         Against

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Name of Security: Baldor Electric Company


Ticker:    BEZ                   Cusip or Sedol Number: 057741100
                                 Meeting Type:          Annual
Rec. Date: 04/02/07              Meeting Date:          05/19/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Director Nominees Election                       For         For All Nominees

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Name of Security: Telvent GIT SA

Ticker:    TLVT                  Cusip or Sedol Number: E90215109
                                 Meeting Type:          Annual
Rec. Date: 04/02/07              Meeting Date:          05/24/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:

1. Examination and approval of annual accounts
   and management report of company corresponding
   to financial year 2006, as well as
   consolidated financial statements in
   accordance with US GAAP for the financial year
   2006                                             For         For
2. Approval of proposed distribution of Telvent's
   net income for 2006 financial year               For         For
3. Approval of dividend distribution out of
   amounts available for distribution in
   voluntary reserve                                For         For
4. Approval of actions of Board of Directors in
   the last year                                    For         For
5. Approval of Board of Directors compensation      For         For
6. Reelection or appointment of directors           For         For
7. Reelection or appointment of auditor of
   company and its consolidated group for year
   2007                                             For         For
8. Grant of power to Board of Directors to
   correct, formalize, execute and/or legalize
   all documents memorializing agreements of
   shareholders at thismeeting                      For         For
9. Approval of minutes of this meeting in any of
   the cases set by law                             For         For

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

Name of Security: Aqua America, Inc.

Ticker:    WTR                   Cusip or Sedol Number: 03836W103
                                 Meeting Type:          Annual
Rec. Date: 04/02/07              Meeting Date:          05/24/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:
1. Director Nominees Election                       For         For All Nominees

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Name of Security: Northwest Natural Gas Company

Ticker:    NWN                   Cusip or Sedol Number: 667655104
                                 Meeting Type:          Annual
Rec. Date: 04/05/07              Meeting Date:          05/24/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:

1. Director Nominees Election                       For         For All Nominees
2. Reapproval of restated stock option plan         For         Against
3. Ratification of appointment of
   Pricewaterhousecoopers LLP as independent
   auditors for year 2007                           For         For

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

Name of Security: Clipper Windpower PLC,  London

Ticker:    CWP.L                 Cusip or Sedol Number: G2326A103
                                 Meeting Type:          Annual General
Rec. Date: Not Available         Meeting Date:          05/30/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:

1.  Receive and adopt the accounts, together with
    Director's and Auditor's reports on those
    accounts for YE 31 Dec 2006                     None        For
2.  Re-appoint Deloitte & Touche LLP as
    Auditors until conclusion of next AGM and
    authorize Directors to fix their renumeration   None        For
3.  Re-appoint Sidney L. Tassin as Non-Executive
    Director of Company who retires by rotation
    pursuant to Articles of Association             None        For
4.  Re-appoint Albert J. Baciocco, Jr. as
    Non-Executive Director of Company who retires
    by rotation pursuant to Articles of
    Association                                     None        For
5.  Authorize Directors to allot relevant
    securities up to aggregate nominal amount of
    GBP 3,562,465 and Directors may allot
    relevant securities after expiry of this
    authority in pursuance of such offer made
    prior to such expiry                            None        For
s6. Authorize Directors to allot equity
    securities for cash provided that power is
    limited to allotment of equity securities: a)
    in connection with rights issue, open offer
    or other offers in favor of ordinary
    shareholders; and b) up to aggregate nominal
    amount of GBP 1,068,739 and authorize
    Directors to allot equity securities after
    expiry of this authority in pursuance of such
    an offer or agreement made prior to such
    expiry                                          None        For
s7. Adopt amended Articles of Association in form
    produced to the meeting and initialed by the
    Chairman for purposes of identification         None        For
8.  Amend rules of 2005 unapproved Executive
    Share Option Plan by replacing the number 9
    million ordinary shares with the number 11
    million ordinary shares and authorize
    Directors to do all acts necessary or
    desirable to bring such amendment into effect   None        Against

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

Name of Security: Kelda Group PLC

Ticker:    KEL.L                 Cusip or Sedol Number: 0987794
                                 Meeting Type:          ExtraOrdinary General
Rec. Date: Not Available         Meeting Date:          06/01/07


Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:

S.1 Approve: conditional on admission to Official
    List of UK Listing authority and to trading
    on London Stock Exchange Plc's main market
    for listed securities becoming effective by
    8:00 a.m. on 18 Jun 2007 of non-cumulative
    preference shares 1penny each (the B shares)    None        For
2.  Authorize Directors subject to passing of
    Resolution S.1 to allot relevant securities
    up to aggregate nominal value of GBP 18.4
    million                                         None        For
S.3 Authorize Directors subject to passing of
    Resolution S.1 and pursuant to Section 95 of
    the Companies Act to allot equity securities
    (Section 94(2) for cash: a) in connection
    with rights issue, open offer or other offers
    in favor of ordinary shareholders; and b) up
    to aggregate nominal amount of GBP 2.8
    million                                         None        For
S.4 Authorize Company, subject to passing of
    Resolution S.1 and being unconditional in
    accordance with its terms to make market
    purchases of up to 27.5 million new ordinary
    shares                                          None        For

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Name of Security: Kyocera Corporation

Ticker:    KYO                   Cusip or Sedol Number: 5015556203
                                 Meeting Type:          Ordinary General Meeting
Rec. Date: 03/30/07              Meeting Date:          06/27/07

Agenda Item Description
-----------------------

Proxy Item Proposals:                               Mgt Rec.:   How Voted:

1. Approval of disposition of Surplus               ---         For
2. Election of twelve Directors                     ---         For
3. Election of one Corporate Auditor                ---         For
4. Election of Accounting Auditor                   For         For
5. Approval of bonuses to Directors and Corporate
   Auditors                                         ---         For
6. Reelection or appointment of directors           ---         Abstain

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant New Alternatives Fund, Inc.
           ---------------------------------------------------------------------

By (Signature and Title)* /s/ David J. Schoenwald
                          ------------------------------------------------------
                          David J. Schoenwald, Chief Executive Officer
                          (Principal Executive Officer)

Date August 23, 2007
     ---------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.